Computer Software, net - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012 Acquisition technology intangibles	Dec. 31, 2011 Acquisition technology intangibles	Dec. 31, 2010 Acquisition technology intangibles	Dec. 31, 2012 Licensed computer software	Dec. 31, 2011 Licensed computer software	Dec. 31, 2010 Licensed computer software	Dec. 31, 2012 Software development costs	Dec. 31, 2011 Software development costs	Dec. 31, 2010 Software development costs	Dec. 31, 2012 ProPay and CPAY	Apr. 30, 2010 ProPay and CPAY Acquisition technology intangibles
Finite-Lived Intangible Assets [Line Items]
Business acquisition, acquired intangible assets											$ 76,600,000	$ 13,000,000
Amortization expenses		9,700,000	10,300,000	9,900,000	37,400,000	37,100,000	33,400,000	23,300,000	24,400,000	23,100,000
Impairment loss in Japan retail gift program	$ 960,000